Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2019 GBP (£) director shares	Jun. 30, 2018 GBP (£) director shares	Jun. 30, 2017 GBP (£) director shares
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,281	£ 1,204	£ 865
Company contribution to pension scheme	65	50	41
Share-based compensation	1,164	107	79
Total	£ 2,510	£ 1,361	£ 985
Number of employees | director	2	2	2
Number of share options exercised (in shares) | shares	0	0	0
Number of share options granted (in shares) | shares	594,028	0	0
Emoluments of highest paid director:
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 620	£ 589	£ 400
Company contribution to pension scheme	47	34	31
Share-based compensation	501	25	27
Total	£ 1,168	£ 648	£ 458
Number of share options exercised (in shares) | shares	654,195	0	0
Number of share options granted (in shares) | shares	90,000	0	0